Intangible Assets Future Amortization Expenses (Detail) (CNY)	12 Months Ended
Dec. 31, 2011
Estimated amortization expenses for future annual periods
2012	50,546,782
2013	57,654,443
2014	50,240,067
2015	37,211,256
2016 and thereafter	34,225,498